Expense Example - FidelitySustainabilityIndexFunds-ComboPRO - FidelitySustainabilityIndexFunds-ComboPRO - Fidelity International Sustainability Index Fund - Fidelity International Sustainability Index Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255